Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 64,473	$ 54,059
Devices [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	51,125	43,452
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	11,105	9,292
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,243	$ 1,315